Members' and Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Members' and Stockholders' Equity
16 — Members’ and Stockholders’ Equity
Prior to the Business Combination, The Hagerty Group had one class of partnership interests. These units were recapitalized as Hagerty Group Units in connection the Business Combination. The partnership interests are reflected as The Hagerty Group’s historical members’ equity in the Consolidated Balance Sheets. As of the Closing and as of December 31, 2021, Hagerty held a 24.7% economic ownership interest in The Hagerty Group.
Class A Common Stock —
Hagerty
is authorized to issue 500,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. Holders of Class A Common Stock are entitled to one vote for each share. Additionally, Class A Common Stock is defined as “Economic Common Stock,” and holders are entitled to receive dividends and other distributions (payable in cash, property, or capital stock of the Company) when, as and if declared thereon by Hagerty’s Board from time to time out of any assets or funds of the Company legally available therefor and share equally on a per share basis in such dividends and distributions. As of December 31, 2021, there were 82,327,466 shares of Class A Common Stock issued and outstanding.
Class V Common Stock —
Hagerty
is authorized to issue 300,000,000 shares of Class V Common Stock with a par value of $0.0001 per share. Class V Common Stock represents voting, non-economic
interests in Hagerty. Holders of Class V Common Stock are entitled to 10 votes for each share. As of December 31, 2021, there were 251,033,906 shares of Class V Common Stock issued and outstanding.
Preferred Stock —
Hagerty
is authorized to issue 20,000,000 shares of Preferred Stock with a par value of $0.0001 per share. Hagerty’s Board has the authority to issue shares of Preferred Stock with such designations, voting and other rights and preferences as may be determined from time to time. As of December 31, 2021, there were no shares of Preferred Stock issued and outstanding.
Members’ Equity —
Prior
to the Business Combination, The Hagerty Group had 100,000 units outstanding with no par value. At Closing, all units were converted to Hagerty Group Units and Class V Common Stock as further described in Note 6 — Business Combination.
Non-controlling
Interest —
Non-controlling
interest represents the portion of economic ownership of MHH that is not owned or controlled by The Hagerty Group. The Company consolidates its ownership of MHH under the voting interest method.
Non-controlling
interest is shown separately on the Consolidated Statements of Operations showing the portion that is not owned by The Hagerty Group.
Redeemable Non-controlling Interest —
Following
the Business Combination, Hagerty is the managing member of The Hagerty Group and, as a result, consolidates the financial results of The Hagerty Group. The Company reports redeemable non-controlling
interest representing economic interests in The Hagerty Group held by the Legacy Unit Holders. Under the Exchange Agreement, the Legacy Unit Holders can exchange Class V Common Stock and associated Hagerty Group Units for an equivalent amount of Class A Common Stock, or at the option of the Company, for cash.
The decision to exchange the Legacy Unit Holders’ Class V Common Stock and associated Hagerty Group Units for an equivalent amount of Class A Common Stock or cash is made at the discretion of the Company. However, the Company is controlled by the Legacy Unit Holders through their voting control with Class V Common Stock.
Accordingly, the
non-controlling
interest is considered a redeemable
non-controlling
interest and is required to be reported as temporary equity. The redeemable non-controlling
interest is measured at the greater of the initial fair value or the redemption value, with a corresponding adjustment to additional paid-in
capital. Future redemptions or exchanges of Hagerty Group Units by the Legacy Unit Holders will result in a change in ownership and reduce the Company’s redeemable non-controlling
interest. Class V Common Stock and Hagerty Group Units held by the Legacy Unit Holders are exchangeable at the earlier of 180 days from the close of the Business Combination or when the founder shares are no longer locked, as defined within the
Lock-Up
Agreement, dated as of December 2, 2021, between the Company, and the Legacy Unit Holders. As of December 31, 2021, the Class V Common Stock and Hagerty Group Units held by the Legacy Unit Holders were not unlocked.
It is probable that the Class V Common Stock and Hagerty Group Units will become redeemable as they will have become unlocked after a set period of time. Therefore, as of December 31, 2021, the Company has elected to accrete changes in the value of the redemption on a pro-rated
basis using the 180 day lockout period and the closing price of the Class A Common Stock as of the period end date. The redeemable non-controlling
interest had an accreted redemption value of $593.3 million as of December 31, 2021. Upon unlocking of the Class V Common Stock and Hagerty Group Units, the Company will adjust the redemption value each period using the closing Class A Common Stock price as of the period end date.
The following table summarizes the ownership of The Hagerty Group as of December 31, 2021:

Owner	Units Owned	Ownership Percentage
	in thousands (except percentages)
Hagerty, Inc. controlling interest	82,327	24.7%
Redeemable non-controlling interest	251,034	75.3%

Total	333,361	100.0%

The following table is a reconciliation of the changes in carrying value of redeemable non-controlling
interest during the year ended December 31, 2021:

in thousands
Redeemable non-controlling interest as of December 2, 2021	$238,265
Net income (loss) attributable to redeemable non-controlling interest	(11,510)
Redemption value adjustment	366,522

Redeemable non-controlling interest as of December 31, 2021	$593,277

As of March 23, 2022 the Exchange Agreement was amended to revise the option for the Company to settle the exchange of Class V Common Stock and associated Hagerty Group Units in cash. Under the terms of the amendment, a cash exchange is only allowable in the event that net cash proceeds are received from a new permanent equity offering. Refer to Note 25 — Subsequent Events for additional information.
Earnings Per Share —
The
following table sets forth the calculation of basic EPS, which is based on Net income (loss) attributable to Hagerty for the years ended December 31, 2021 and 2020, divided by the weighted average of Class A Common Stock and Members’ Units as of December 31, 2021 and 2020, respectively. Diluted earnings per share of Class A Common Stock and Members’ Units is computed by dividing Net income (loss) attributable to Hagerty by the weighted average number of shares of Class A Common Stock and Members’ Units outstanding adjusted to give effect to potentially dilutive securities. The Company has not included the effects of the conversion of 20,005,550 public and private warrants and the conversion of 251,033,906 Class V Common Stock for the year ended December 31, 2021 to Class A Common Stock as their effect would be anti-dilutive. There were no potentially dilutive securities to Members’ Units for the year ended December 31, 2020.

	Year Ended December 31,
	2021	2020
	in thousands (except per share/unit amounts)
Numerator:
Net income (loss)	$(61,354)	$10,039
Net loss (income) attributable to non-controlling interest	398	127
Net loss (income) attributable to redeemable non-controlling interest	14,598	—

Net income (loss) attributable to controlling interest	$(46,358)	$10,166

Denominator:
Weighted average shares of Class A Common Stock — basic and diluted	82,327	N/A
Weighted average Members’ Units — basic and diluted	N/A	100
Earnings (loss) per share of Class A Common Stock — basic and diluted	$(0.56)	N/A
Earnings (loss) per unit — basic and diluted	N/A	$101.66

Members' and Stockholders' Equity
16 — Members’ and Stockholders’ Equity
Prior to the Business Combination, The Hagerty Group had one class of partnership interests. These units were recapitalized as Hagerty Group Units in connection the Business Combination. The partnership interests are reflected as The Hagerty Group’s historical members’ equity in the Consolidated Balance Sheets. As of the Closing and as of December 31, 2021, Hagerty held a 24.7% economic ownership interest in The Hagerty Group.
Class A Common Stock —
Hagerty
is authorized to issue 500,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. Holders of Class A Common Stock are entitled to one vote for each share. Additionally, Class A Common Stock is defined as “Economic Common Stock,” and holders are entitled to receive dividends and other distributions (payable in cash, property, or capital stock of the Company) when, as and if declared thereon by Hagerty’s Board from time to time out of any assets or funds of the Company legally available therefor and share equally on a per share basis in such dividends and distributions. As of December 31, 2021, there were 82,327,466 shares of Class A Common Stock issued and outstanding.
Class V Common Stock —
Hagerty
is authorized to issue 300,000,000 shares of Class V Common Stock with a par value of $0.0001 per share. Class V Common Stock represents voting, non-economic
interests in Hagerty. Holders of Class V Common Stock are entitled to 10 votes for each share. As of December 31, 2021, there were 251,033,906 shares of Class V Common Stock issued and outstanding.
Preferred Stock —
Hagerty
is authorized to issue 20,000,000 shares of Preferred Stock with a par value of $0.0001 per share. Hagerty’s Board has the authority to issue shares of Preferred Stock with such designations, voting and other rights and preferences as may be determined from time to time. As of December 31, 2021, there were no shares of Preferred Stock issued and outstanding.
Members’ Equity —
Prior
to the Business Combination, The Hagerty Group had 100,000 units outstanding with no par value. At Closing, all units were converted to Hagerty Group Units and Class V Common Stock as further described in Note 6 — Business Combination.
Non-controlling
Interest —
Non-controlling
interest represents the portion of economic ownership of MHH that is not owned or controlled by The Hagerty Group. The Company consolidates its ownership of MHH under the voting interest method.
Non-controlling
interest is shown separately on the Consolidated Statements of Operations showing the portion that is not owned by The Hagerty Group.
Redeemable Non-controlling Interest —
Following
the Business Combination, Hagerty is the managing member of The Hagerty Group and, as a result, consolidates the financial results of The Hagerty Group. The Company reports redeemable non-controlling
interest representing economic interests in The Hagerty Group held by the Legacy Unit Holders. Under the Exchange Agreement, the Legacy Unit Holders can exchange Class V Common Stock and associated Hagerty Group Units for an equivalent amount of Class A Common Stock, or at the option of the Company, for cash.
The decision to exchange the Legacy Unit Holders’ Class V Common Stock and associated Hagerty Group Units for an equivalent amount of Class A Common Stock or cash is made at the discretion of the Company. However, the Company is controlled by the Legacy Unit Holders through their voting control with Class V Common Stock.
Accordingly, the
non-controlling
interest is considered a redeemable
non-controlling
interest and is required to be reported as temporary equity. The redeemable non-controlling
interest is measured at the greater of the initial fair value or the redemption value, with a corresponding adjustment to additional paid-in
capital. Future redemptions or exchanges of Hagerty Group Units by the Legacy Unit Holders will result in a change in ownership and reduce the Company’s redeemable non-controlling
interest. Class V Common Stock and Hagerty Group Units held by the Legacy Unit Holders are exchangeable at the earlier of 180 days from the close of the Business Combination or when the founder shares are no longer locked, as defined within the
Lock-Up
Agreement, dated as of December 2, 2021, between the Company, and the Legacy Unit Holders. As of December 31, 2021, the Class V Common Stock and Hagerty Group Units held by the Legacy Unit Holders were not unlocked.
It is probable that the Class V Common Stock and Hagerty Group Units will become redeemable as they will have become unlocked after a set period of time. Therefore, as of December 31, 2021, the Company has elected to accrete changes in the value of the redemption on a pro-rated
basis using the 180 day lockout period and the closing price of the Class A Common Stock as of the period end date. The redeemable non-controlling
interest had an accreted redemption value of $593.3 million as of December 31, 2021. Upon unlocking of the Class V Common Stock and Hagerty Group Units, the Company will adjust the redemption value each period using the closing Class A Common Stock price as of the period end date.
The following table summarizes the ownership of The Hagerty Group as of December 31, 2021:

Owner	Units Owned	Ownership Percentage
	in thousands (except percentages)
Hagerty, Inc. controlling interest	82,327	24.7%
Redeemable non-controlling interest	251,034	75.3%

Total	333,361	100.0%

The following table is a reconciliation of the changes in carrying value of redeemable non-controlling
interest during the year ended December 31, 2021:

in thousands
Redeemable non-controlling interest as of December 2, 2021	$238,265
Net income (loss) attributable to redeemable non-controlling interest	(11,510)
Redemption value adjustment	366,522

Redeemable non-controlling interest as of December 31, 2021	$593,277

As of March 23, 2022 the Exchange Agreement was amended to revise the option for the Company to settle the exchange of Class V Common Stock and associated Hagerty Group Units in cash. Under the terms of the amendment, a cash exchange is only allowable in the event that net cash proceeds are received from a new permanent equity offering. Refer to Note 25 — Subsequent Events for additional information.
Earnings Per Share —
The
following table sets forth the calculation of basic EPS, which is based on Net income (loss) attributable to Hagerty for the years ended December 31, 2021 and 2020, divided by the weighted average of Class A Common Stock and Members’ Units as of December 31, 2021 and 2020, respectively. Diluted earnings per share of Class A Common Stock and Members’ Units is computed by dividing Net income (loss) attributable to Hagerty by the weighted average number of shares of Class A Common Stock and Members’ Units outstanding adjusted to give effect to potentially dilutive securities. The Company has not included the effects of the conversion of 20,005,550 public and private warrants and the conversion of 251,033,906 Class V Common Stock for the year ended December 31, 2021 to Class A Common Stock as their effect would be anti-dilutive. There were no potentially dilutive securities to Members’ Units for the year ended December 31, 2020.

	Year Ended December 31,
	2021	2020
	in thousands (except per share/unit amounts)
Numerator:
Net income (loss)	$(61,354)	$10,039
Net loss (income) attributable to non-controlling interest	398	127
Net loss (income) attributable to redeemable non-controlling interest	14,598	—

Net income (loss) attributable to controlling interest	$(46,358)	$10,166

Denominator:
Weighted average shares of Class A Common Stock — basic and diluted	82,327	N/A
Weighted average Members’ Units — basic and diluted	N/A	100
Earnings (loss) per share of Class A Common Stock — basic and diluted	$(0.56)	N/A
Earnings (loss) per unit — basic and diluted	N/A	$101.66